Consolidated Statement of Financial Position - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 11,379	$ 11,972
Restricted cash	225	262	[1]
Marketable securities (Note D)	618	608
Notes and accounts receivable - trade (net of allowances of $309 in 2018 and $297 in 2017)	7,432	8,928
Short-term financing receivables (net of allowances of $244 in 2018 and $261 in 2017) (Note F)	22,388	21,721
Other accounts receivable (net of allowances of $38 in 2018 and $36 in 2017)	743	981
Inventories (Note E)	1,682	1,583
Deferred costs (Note O)	2,300	1,820	[2]
Prepaid expenses and other current assets	2,378	1,860	[1],[2]
Total current assets	49,146	49,735
Property, plant and equipment (Note G)	32,460	32,331
Less: Accumulated depreciation (Note G)	21,668	21,215
Property, plant and equipment - net (Note G)	10,792	11,116
Long-term financing receivables (net of allowances of $48 in 2018 and $74 in 2017) (Note F)	9,148	9,550
Prepaid pension assets (Note T)	4,666	4,643
Deferred costs (Note O)	2,676	2,136	[2]
Deferred taxes (Note N)	5,216	4,862
Goodwill (Note I)	36,265	36,788
Intangible assets - net (Note I)	3,087	3,742
Investments and sundry assets (Note H)	2,386	2,783	[2]
Total assets	123,382	125,356
Current liabilities
Taxes (Note N)	3,046	4,219
Short-term debt (Notes D&J)	10,207	6,987
Accounts payable	6,558	6,451
Compensation and benefits	3,310	3,644
Deferred income	11,165	11,552
Other accrued expenses and liabilities	3,941	4,510
Total current liabilities	38,227	37,363
Long-term debt (Notes D&J)	35,605	39,837
Retirement and nonpension postretirement benefit obligations (Note T)	17,002	16,720
Deferred income	3,445	3,746
Other liabilities (Note K)	12,174	9,965
Total liabilities	106,452	107,631
Contingencies and commitments (Note M)
IBM stockholders' equity
Common stock, par value $.20 per share, and additional paid-in capital; Shares authorized: 4,687,500,000; Shares issued (2018 - 2,233,427,058; 2017 - 2,229,428,813)	55,151	54,566
Retained earnings	159,206	153,126
Treasury stock, at cost (Shares: 2018 - 1,340,947,648; 2017 - 1,307,249,588)	(168,071)	(163,507)
Accumulated other comprehensive income/(loss)	(29,490)	(26,592)
Total IBM stockholders' equity	16,796	17,594
Noncontrolling interests (Note A)	134	131
Total equity	16,929	17,725
Total liabilities and equity	$ 123,382	$ 125,356

[1]	* Recast to reflect adoption of the FASB guidance on restricted cash.
[2]	** Recast to conform to current period presentation.